Summary of significant accounting policies - Additional Information (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / Segment Segment	Dec. 31, 2021 USD ($) ¥ / Segment Segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 SGD ($)	Dec. 30, 2021
Disclosure Of Significant Accounting Policies [Line Items]
Foreign currency convenience translation of amounts from RMB into US$								6.3726
Investment income	¥ 277	$ 43	¥ 5,844	¥ 3,055
Non-current financial investment	20,000		25		$ 3,138
Impairment charge to non-current financial investment	25	$ 4	2,475	0
Operating lease asset	¥ 30,920		14,422		4,852
Operating lease assets, estimated economic useful life	18 months	18 months
Prepayment received from customers	¥ 1,340,731		430,388		210,390
Revenue recognized from contract liability	¥ 424,426		8,008	6,904
Payment terms under credit sales	The payment terms under credit sales generally consist of 50% down payment and 50% subsequent payments over a period of 90 to 180 days.	The payment terms under credit sales generally consist of 50% down payment and 50% subsequent payments over a period of 90 to 180 days.
Price concessions	¥ 0		11,455	22,392
Adjustment to the previously estimated variable considerations	¥ 0		14,685	27,719
Standard product warranty	360 days that the product will operate under normal use.	360 days that the product will operate under normal use.
Advertising expense	¥ 4,461		3,701	2,377
Employee social security and welfare benefit expenses	¥ 27,740		14,919	23,026
Appropriation to statutory general reserve percentage	10.00%	10.00%
Statutory general reserve required maximum percentage of registered capital	50.00%	50.00%
Profit appropriations to statutory reserves	¥ 113		0	0
Number of operating segment | Segment	1	1
Number of reportable segment | ¥ / Segment	1	1
Warranty costs incurred	¥ 28,826		764	1,310
Impairment of indefinitely lived intangible assets	(1,061)
Bank Time Deposits [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Bank deposits insured by government authorities	11,579		9,086
CHINA | Depoists With Financial Institutions [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Bank deposits insured by government authorities	500
HONG KONG | Depoists With Financial Institutions [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Bank deposits insured by government authorities | $						$ 500
UNITED STATES | Depoists With Financial Institutions [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Bank deposits insured by government authorities | $					$ 250
SINGAPORE | Depoists With Financial Institutions [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Bank deposits insured by government authorities | $							$ 75
KAZAKHSTAN
Disclosure Of Significant Accounting Policies [Line Items]
Long-Lived Assets	146,881
Assets Subject To Operating Lease [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Operating lease asset	0		0
Government Grants
Disclosure Of Significant Accounting Policies [Line Items]
Government grants received	¥ 5,699		¥ 32,499	¥ 24,926
Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Value added tax recoverable percentage	6.00%	6.00%
Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Value added tax recoverable percentage	12.00%	12.00%